TAXATION - Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
TAXATION
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 246,508	¥ 76,526	¥ 17,864	¥ 10,048
Net operating loss carryforwards	7,040	22,623
Net operating loss carryforwards, expires in 2021	100
Net operating loss carryforwards, expires in 2022	35,400
Provision for credit losses
TAXATION
Valuation allowance	241,900	70,200
VIEs
TAXATION
Operating loss carryforwards	35,500	90,500
Valuation allowance for net operating loss carryforwards	16,800	6,100
Net operating loss carryforwards	18,700	84,400
Income tax accrued on the undistributed earnings	¥ 0	¥ 0